Income Tax	3 Months Ended
Mar. 31, 2024
Income Tax [Abstract]
Income Tax
Note 21. - Income Tax
The effective tax rate for the periods presented has been established based on management’s best estimates, taking into account the tax treatment of permanent differences and tax credits.
For the three-month period ended March 31, 2024, income tax amounted to a $22,620 thousand income with respect to a loss before income tax of $28,006 thousand. In the three-month period ended March 31, 2023, income tax amounted to a $9,656 thousand income with respect to a loss before income tax of $15,629 thousand.

The effective tax rate differs from the nominal tax rate mainly due to:

-	permanent tax differences in some jurisdictions.
-
the recognition of existing net operating loss carryforwards (“NOLs”) in the UK, which accounts for a $14.0 million deferred tax income in the three-month period ended March 31, 2024 further to the acquisition of UK Wind 1 and UK Wind 2 (Note 1), as the Company considers probable to utilize these NOLs against future taxable profits to be generated by these assets in the upcoming years.